Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Deferred Revenue [Abstract]
Schedule of Contract Liabilities

	As at December 31,
	2024	2025
	RMB’million	RMB’million
Non-current	179	303
Current	3,096	3,539
	3,275	3,842